CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 712	$ 9,277	$ 12,367
Cost of revenue	223	1,633	3,344
Gross profit	489	7,644	9,023
Operating expenses:
Research and development expenses, net	24,549	21,245	15,074
Marketing and business development expenses	1,174	1,309	838
General and administrative expenses	7,349	6,008	5,448
Total operating expenses	33,072	28,562	21,360
Operating loss	(32,583)	(20,918)	(12,337)
Financial and other income, net	1,097	1,145	1,758
Equity loss			(155)
Loss before taxes on income	(31,486)	(19,773)	(10,734)
Taxes on income	(20)	(390)	(360)
Net loss	$ (31,506)	$ (20,163)	$ (11,094)
Basic net loss per share	$ (0.62)	$ (0.40)	$ (0.23)
Diluted net loss per share	$ (0.62)	$ (0.40)	$ (0.26)
Other comprehensive loss:
Unrealized loss arising during the period from marketable securities		$ (205)	$ (1,202)
Realized gain arising during the period from marketable securities	(440)	(436)	(2,345)
Unrealized gain (loss) arising during the period from foreign currency derivative contracts	7	(19)	141
Realized loss (gain) arising during the period from foreign currency derivative contracts	19	(141)
Total comprehensive loss	$ (31,920)	$ (20,964)	$ (14,500)
Weighted average number of ordinary shares used in computing basic net loss per share	50,855,908	50,437,040	47,808,855
Weighted average number of ordinary shares used in computing diluted net loss per share	50,855,908	50,437,040	48,387,063